VANECK BRAZIL SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 86.2%
Automobiles & Components : 1.7%
Fras-Le SA* 16,000 $ 70,025
Iochpe Maxion SA * 69,152 122,021
Mahle Metal Leve SA 33,500 226,293
418,339
Banks : 0.1%
Banco ABC Brasil SA* 3,770 18,457
Underline
Capital Goods : 1.5%
Armac Locacao Logistica E
Servicos SA 41,700 39,608
Kepler Weber SA 84,250 133,535
Mills Locacao Servicos e
Logistica SA * 48,950 130,695
Tupy SA* 26,900 69,952
373,790
Commercial & Professional Services : 2.3%
Orizon Valorizacao de
Residuos SA* 34,150 470,532
Valid Solucoes SA* 25,400 99,543
570,075
Consumer Discretionary Distribution &
Retail : 3.6%
C&A Modas SA 132,850 310,334
Grupo Casas Bahia SA * 59,100 32,860
Grupo SBF SA 49,600 117,684
Magazine Luiza SA 196,630 332,914
Uniao Pet Participacoes SA* 136,350 91,341
885,133
Consumer Durables & Apparel : 17.9%
Azzas 2154 SA 78,475 389,357
Construtora Tenda SA 48,900 294,541
Cury Construtora e
Incorporadora SA 105,350 719,574
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 165,450 872,630
Direcional Engenharia SA 197,900 508,136
Ez Tec Empreendimentos e
Participacoes SA 126,400 341,144
Grendene SA 160,100 146,505
Guararapes Confeccoes SA 79,450 142,646
MRV Engenharia e
Participacoes SA * 196,100 297,944
Plano & Plano
Desenvolvimento Imobiliario
SA 36,200 93,158
Vivara Participacoes SA 80,800 404,168
Vulcabras SA 54,136 183,106
4,392,909
Consumer Services : 6.4%
Afya Ltd.† 9,446 140,462
Arcos Dorados Holdings, Inc. † 57,125 471,281
Cogna Educacao SA 1,085,610 662,283
Cruzeiro do Sul Educacional SA 39,250 40,540
YDUQS Participacoes SA 114,600 267,924
Zamp SA* 41,615 0
1,582,490
Number
of Shares Value
Consumer Staples Distribution & Retail : 1.3%
Dimed SA Distribuidora da
Medicamentos* 49,550 $ 137,749
Empreendimentos Pague
Menos SA* 151,389 181,497
319,246
Energy : 5.7%
Brava Energia SA* 191,359 759,916
Karoon Energy Ltd. 295,869 413,700
Petroreconcavo SA 80,000 216,686
1,390,302
Financial Services : 0.7%
Vinci Compass Investments
Ltd. 16,466 173,716
Underline
Food, Beverage & Tobacco : 7.9%
Adecoagro SA† 8,067 121,166
BrasilAgro - Co. Brasileira de
Propriedades Agricolas 29,250 121,747
Camil Alimentos SA 66,550 78,115
M Dias Branco SA 79,500 353,156
Minerva SA 298,000 244,505
Sao Martinho SA * 90,600 370,806
SLC Agricola SA 120,062 433,673
Tres Tentos Agroindustrial SA 72,650 224,408
1,947,576
Health Care Equipment & Services : 5.8%
Fleury SA 190,737 586,589
Hapvida Participacoes e
Investimentos S/A 144A * 175,200 341,616
Odontoprev SA 159,090 412,479
Oncoclinicas do Brasil Servicos
Medicos SA* 251,250 74,698
1,415,382
Insurance : 1.5%
IRB-Brasil Resseguros SA* 34,723 366,010
Underline
Materials : 7.1%
Braskem SA (ADR)* 30,609 112,029
Cia Brasileira de Aluminio * 127,850 259,163
Dexco SA * 215,408 195,869
Irani Papel e Embalagem SA 65,700 123,920
Sigma Lithium Corp. * 40,234 496,488
Sylvamo Corp. 13,017 549,838
1,737,307
Mining : 0.0%
ESG Minerals Ltd.∞ 26,308 726
Underline
Pharmaceuticals, Biotechnology & Life
Sciences : 0.2%
Blau Farmaceutica SA 26,565 52,619
Underline
Real Estate Management & Development :
4.6%
Iguatemi SA 75,050 404,818
JHSF Participacoes SA 207,950 372,153
LOG Commercial Properties e
Participacoes SA 17,300 92,280
Moura Dubeux Engenharia S/A 42,900 267,098
1,136,349

VANECK BRAZIL SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Number
of Shares Value
Software & Services : 1.0%
LWSA SA 144A 165,700 $ 121,559
VTEX* † 28,156 112,624
234,183
Technology Hardware & Equipment : 2.5%
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 58,100 164,323
Ituran Location and Control
Ltd. 9,328 457,165
621,488
Telecommunication Services : 0.0%
OI SA* 1 0
Underline
Transportation : 4.9%
EcoRodovias Infraestrutura e
Logistica SA 207,390 337,519
Hidrovias do Brasil SA * 172,415 135,806
Movida Participacoes SA 91,150 227,178
Simpar SA 98,600 218,906
Tegma Gestao Logistica SA 9,600 57,972
Vamos Locacao de Caminhoes
Maquinas e Equipamentos
SA* 303,350 217,856
1,195,237
Utilities : 9.5%
Alupar Investimento SA 142,793 969,808
Auren Energia SA 206,300 475,539
Cia De Sanena Do Parana * 93,100 800,360
Light SA* 85,000 79,259
2,324,966
Total Common Stocks
(Cost: $17,442,659) 21,156,300
PREFERRED SECURITIES: 13.1%
Banks : 2.9%
Banco ABC Brasil SA* 57,898 283,909
Banco do Estado do Rio
Grande do Sul SA 128,350 427,433
711,342
Capital Goods : 2.9%
Marcopolo SA 506,194 605,887
Randoncorp SA 99,300 106,396
712,283
Consumer Discretionary Distribution &
Retail : 0.6%
Raizen SA* 637,150 62,733
Track & Field Co. SA 26,600 84,064
146,797
Consumer Durables & Apparel : 0.9%
Alpargatas SA 97,950 234,482
Underline
Materials : 5.8%
Bradespar SA 103,400 460,323
Cia de Ferro Ligas da Bahia
FERBASA* 101,400 160,718
Unipar Carbocloro SA 32,300 389,045
Number
of Shares Value
Materials (continued)
Usinas Siderurgicas de Minas
Gerais SA Usiminas* 312,400 $ 406,494
1,416,580
Total Preferred Securities
(Cost: $2,661,601) 3,221,484
RIGHTS: 0.0%
Transportation : 0.0%
Movida Participacoes SA,
BRL 11.72, exp. 04/17/26* 16,359 4,737
Simpar SA,
BRL 11.24, exp. 04/09/26* 38,564 2,085
Vamos Locacao de Caminhoes
Maquinas e Equipamentos
SA,
BRL 3.85, exp. 03/11/26* 42,126 244
Underline
Total Rights
(Cost: $0) 7,066
Total Investments Before Collateral for
Securities Loaned: 99.3%
(Cost: $20,104,260) 24,384,850
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 1.0%
Money Market Fund: 1.0%
(Cost: $246,124)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 3.66%(a) 246,124 246,124
Total Investments: 100.3%
(Cost: $20,350,384) 24,630,974
Liabilities in excess of other assets: (0.3)% (69,105)
NET ASSETS: 100.0% $ 24,561,869

FootnoteRuleAboveBlank
Footnotes:
Definitions:
ADR American Depositary Receipt
BRL Brazilian Real
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $447,117.
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a) The rate shown is the 7-day yield as of 03/31/26.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $463,175, or 1.9% of net assets.
The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 21,156,300
Automobiles & Components $ 418,339 $ — $ — $ 418,339
Banks 18,457 — — 18,457
Capital Goods 373,790 — — 373,790
Commercial & Professional
Services 570,075 — — 570,075
Consumer Discretionary
Distribution & Retail 885,133 — — 885,133
Consumer Durables & Apparel 4,392,909 — — 4,392,909
Consumer Services 1,582,490 0 — 1,582,490
Consumer Staples Distribution
& Retail 319,246 — — 319,246
Energy 976,602 413,700 — 1,390,302
Financial Services 173,716 — — 173,716
Food, Beverage & Tobacco 1,947,576 — — 1,947,576
Health Care Equipment &
Services 1,415,382 — — 1,415,382
Insurance 366,010 — — 366,010
Materials 1,737,307 — — 1,737,307
Mining — — 726 726
Pharmaceuticals, Biotechnology
& Life Sciences 52,619 — — 52,619
Real Estate Management &
Development 1,136,349 — — 1,136,349
Software & Services 234,183 — — 234,183
Technology Hardware &
Equipment 621,488 — — 621,488
Telecommunication Services 0 — — 0
Transportation 1,195,237 — — 1,195,237
Utilities 2,324,966 — — 2,324,966
Preferred Securities
 *
3,221,484 — — 3,221,484
Rights
 *
7,066 — — 7,066
Money Market Fund 246,124 — — 246,124
Total Investments $ 24,216,548 $ 413,700 $ 726 $ 24,630,974